Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	VNOM
Entity Registrant Name	Viper Energy Partners LP
Entity Central Index Key	0001602065
Entity Filer Category	Non-accelerated Filer